Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024		Mar. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss		$ 44,310	$ (1,155,970)	$ (2,658,180)		$ (252,100)
Less: Net (income) loss attributable to noncontrolling interests		7,713	44,552	579,332		136,942
Less: Noncontrolling interest guaranteed payment		(4,356)	(4,105)	(16,793)		(15,822)
Net income (loss) attributable to Beneficient common shareholders		47,667	(1,115,523)	(2,095,641)		(130,980)
Plus: Noncontrolling interest guaranteed payment		4,356	4,105	16,793		15,822
Net income attributable to Beneficient common shareholders - Diluted		$ 44,836
Net loss attributable to Beneficient				(2,095,641)		(130,980)
Preferred B.1 [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect		165,151
Class S Ordinary [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect		66,982
Class S Preferred [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect		605
Preferred Series A Subclass 0 [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect		62,093,987
Preferred Series A Subclass 1 [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect		199,826,619
Restricted Stock Units (RSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect		21,118
Consolidated Entity, Excluding Consolidated VIE [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Less: Net (income) loss attributable to noncontrolling interests		$ (7,187)	(30,686)	(535,157)		(19,081)
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to Beneficient common shareholders		$ 44,770	$ (1,013,454)	$ (1,955,861)		$ (118,402)
Weighted average of common shares outstanding - Basic		3,696,979	2,302,000	2,904,851	[1],[2]	2,252,228	[1],[2]
Net loss attributable to Beneficient per common share - Basic		$ 12.11	$ (440.25)	$ (673.31)	[1],[2]	$ (52.57)	[1],[2]
Weighted average of common shares outstanding - Diluted	[1],[2]			2,904,851		2,252,228
Net loss attributable to Beneficient per common share - Diluted		$ 0.17	$ (440.25)	$ (673.31)	[1],[2]	$ (52.57)	[1],[2]
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to Beneficient common shareholders		$ 2,897	$ (102,069)	$ (139,780)		$ (12,578)
Weighted average of common shares outstanding - Basic		239,256	239,256	239,256	[1],[2]	239,256	[1]
Net loss attributable to Beneficient per common share - Basic		$ 12.11	$ (426.61)	$ (584.23)	[2]	$ (52.57)	[1],[2]
Weighted average of common shares outstanding - Diluted	[1]			239,256	[2]	239,256
Net loss attributable to Beneficient per common share - Diluted		$ 0.17	$ (426.61)	$ (584.23)	[2]	$ (52.57)	[1],[2]
Common Class A And B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average of common shares outstanding - Basic		3,936,235
Weighted average of common shares outstanding - Diluted		266,110,697
Net loss attributable to Beneficient per common share - Diluted		$ 0.17

[1]	Periods presented have been adjusted to reflect the 1-for-80 reverse stock split on April 18, 2024. See Note 1 - Summary of Significant Accounting Policies - Reverse Stock Split, for additional information.
[2]	Retroactively adjusted the fiscal year ended March 31, 2023 for the de-SPAC merger transaction as described in Note 4.